CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES :
Oil sales	$ 67,498	$ 131,273	$ 126,755	$ 247,495	$ 466,655	$ 387,226	$ 218,430
Natural gas liquid sales	10,239	23,020	21,249	48,539	87,771	62,340	23,617
Natural gas sales	15,995	24,994	35,167	50,379	99,204	63,187	16,030
Gains (losses) on commodity derivative contracts - net	(19,293)	(31,467)	2,079	(54,140)	139,189	(44,284)	(11,158)
Other	315	170	678	379	1,364	1,037	754
Total revenues	74,754	147,990	185,928	292,652	794,183	469,506	247,673
EXPENSES :
Lease operating and workover	21,758	19,721	45,020	39,848	79,598	73,414	30,500
Gathering and transportation	3,931	2,940	7,369	5,795	13,404	5,455
Severance and other taxes	2,505	5,632	6,069	13,279	24,266	27,237	24,921
Asset retirement accretion	390	432	835	929	1,706	1,435	723
Depreciation, depletion, and amortization	55,255	71,074	113,683	137,975	269,935	250,396	125,561
Impairment in carrying value of oil and gas properties	498,389		673,056	86,471	86,471	453,310
General and administrative	11,461	13,434	23,115	25,118	48,733	53,250	30,541
Acquisition and transaction costs	251	2,483	251	2,611	4,129	11,803	14,884
Other		609	73	939	5,108	615
Total expenses	628,338	116,325	905,612	312,965	533,350	876,915	227,130
OPERATING INCOME (LOSS)	(553,584)	31,665	(719,684)	(20,313)	260,833	(407,409)	20,543
OTHER INCOME (EXPENSE)
Interest income	27	9	36	19	39	33	245
Interest expense - net of amounts capitalized	(44,880)	(33,813)	(81,382)	(67,760)	(137,548)	(83,138)	(12,999)
Total other expense	(44,853)	(33,804)	(81,346)	(67,741)	(137,509)	(83,105)	(12,754)
INCOME (LOSS) BEFORE TAXES	(598,437)	(2,139)	(801,030)	(88,054)	123,324	(490,514)	7,789
Income tax benefit (expense)		41	9,041	2,311	(6,395)	146,529	(157,886)
NET LOSS	(598,437)	(2,098)	(791,989)	(85,743)	116,929	(343,985)	(150,097)
Preferred stock dividend	(669)	(4,806)	(800)	(7,426)	(10,378)	(15,589)	(6,500)
Participating securities - Series A Preferred Stock					35,696
Participating securities - Non-vested Restricted Stock					3,584
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (599,106)	$ (6,904)	$ (792,789)	$ (93,169)	$ 67,271	$ (359,574)	$ (156,597)
Basic and diluted net loss per share attributable to common shareholders	$ (88.44)	$ (1.04)	$ (117.45)	$ (14.07)	$ 10.13	$ (54.70)	$ (26.11)
Basic and diluted weighted average number of common shares outstanding	6,774	6,645	6,750	6,622	6,644	6,576	5,997